10-Q Goodwill and other intangible assets	6 Months Ended
Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets	Goodwill and Other Intangible Assets
The changes in the carrying amount of goodwill were as follows:

	Balance at January 1, 2022	Goodwill Acquired During the Year	Measurement Period Adjustments	Balance at December 31, 2022
	(In thousands)
Pacific	$38,101	$238	$—	$38,339
Northwest	93,102	—	(2,124)	90,978
Mountain	26,816	—	—	26,816
North Central	75,879	—	—	75,879
All other	42,528	—	—	42,528
Total	$276,426	$238	$(2,124)	$274,540

	Balance at January 1, 2021	Goodwill Acquired During the Year	Measurement Period Adjustments	Balance at December 31, 2021
	(In thousands)
Pacific	$38,101	$—	$—	$38,101
Northwest	42,462	50,640	—	93,102
Mountain	27,033	—	(217)	26,816
North Central	75,879	—	—	75,879
All other	42,528	—	—	42,528
Total	$226,003	$50,640	$(217)	$276,426
Other amortizable intangible assets at December 31, were as follows:

	2022	2021
	(In thousands)
Customer relationships	$18,540	$18,540
Less accumulated amortization	7,367	5,633
	11,173	12,907
Noncompete agreements	4,039	4,039
Less accumulated amortization	2,985	2,471
	1,054	1,568
Other	5,279	9,579
Less accumulated amortization	4,076	7,826
	1,203	1,753
Total	$13,430	$16,228
The previous tables include goodwill and intangible assets associated with the business combinations completed during 2022 and 2021. For more information related to these business combinations, see Note 6.
Amortization expense for amortizable intangible assets for the years ended December 31, 2022, 2021 and 2020, were $2.8 million, $2.6 million and $3.3 million, respectively. The amounts of estimated amortization expense for identifiable intangible assets as of December 31, 2022, was $2.5 million in 2023, $2.3 million in 2024, $2.1 million in 2025, $1.8 million in 2026, $1.8 million in 2027 and $2.9 million thereafter.
Goodwill and other intangible assets
The changes in the carrying amount of goodwill were as follows:

	Balance at January 1, 2023	Goodwill Acquired During the Year	Measurement Period Adjustments	Balance at June 30, 2023
	(In thousands)
Pacific	$38,339	$—	$(62)	$38,277
Northwest	90,978	—	—	90,978
Mountain	26,816	—	—	26,816
North Central	75,879	—	—	75,879
All Other	42,528	—	—	42,528
Total	$274,540	$—	$(62)	$274,478
Other amortizable intangible assets were as follows:

	June 30, 2023	December 31, 2022
	(In thousands)
Customer relationships	$18,540	$18,540
Less accumulated amortization	8,235	7,367
	10,305	11,173
Noncompete agreements	4,039	4,039
Less accumulated amortization	3,239	2,985
	800	1,054
Other	2,479	5,279
Less accumulated amortization	1,474	4,076
	1,005	1,203
Total	$12,110	$13,430
Amortization expense for amortizable intangible assets for the three and six months ended June 30, 2023, was $653,000 and $1.3 million, respectively. Amortization expense for amortizable intangible assets for the three and six months ended June 30, 2022, was $780,000 and $1.4 million, respectively. Estimated amortization expense for identifiable intangible assets as of June 30, 2023, was:

	Remainder of 2023	2024	2025	2026	2027	Thereafter
	(In thousands)
Amortization expense	$1,237	$2,157	$2,042	$1,739	$1,717	$3,218